Transactions with Related Parties, Convertible Notes (Details) $ in Thousands			6 Months Ended		9 Months Ended	12 Months Ended
	Sep. 27, 2017 USD ($)	Mar. 12, 2015 USD ($)	Jun. 30, 2019 USD ($) Payment	Jun. 30, 2018 USD ($)	Dec. 31, 2019	Dec. 31, 2018 USD ($)	Mar. 31, 2019 USD ($)
Convertible Notes [Abstract]
Balance outstanding			$ 191,129			$ 198,607
Accumulated Deficit [Abstract]
Amortization (Note 12)			1,785	$ 2,084
Jelco [Member] | Convertible Notes [Member]
Applicable Limit [Abstract]
Beginning balance			17,750	17,750		17,750
Ending balance			17,750	17,750		17,750
Debt Discount [Abstract]
Beginning balance			(14,389)	(14,389)		(14,389)
Ending balance			(14,389)	(14,389)		(14,389)
Accumulated Deficit [Abstract]
Beginning balance			3,601	1,217		1,217
Amortization (Note 12)			1,138	1,011		1,373
Ending balance			4,739	2,228		3,601
Debt [Abstract]
Beginning balance			6,962	4,578		4,578
Amortization (Note 12)			1,138	1,011		1,373
Ending balance			8,100	5,589		6,962
Additional Paid-in Capital [Abstract]
Beginning balance			14,189	14,189		14,189
Ending balance			$ 14,189	$ 14,189		$ 14,189
Jelco [Member] | First Jelco Note [Member]
Convertible Notes [Abstract]
Face amount		$ 4,000
Maturity date			Dec. 31, 2020
Number of bullet payments | Payment			1
Unpaid interest							$ 155
Balance outstanding			$ 3,800
Jelco [Member] | First Jelco Note [Member] | Plan [Member]
Convertible Notes [Abstract]
Interest rate					0.00%
Jelco [Member] | First Jelco Note [Member] | LIBOR [Member]
Convertible Notes [Abstract]
Term of variable rate			3 months
Margin on variable rate		5.00%
Jelco [Member] | Third Jelco Note [Member]
Convertible Notes [Abstract]
Face amount	$ 13,750
Maturity date			Dec. 31, 2022
Number of bullet payments | Payment			1
Unpaid interest							$ 540
Balance outstanding			$ 13,750
Jelco [Member] | Third Jelco Note [Member] | Plan [Member]
Convertible Notes [Abstract]
Interest rate					0.00%
Jelco [Member] | Third Jelco Note [Member] | LIBOR [Member]
Convertible Notes [Abstract]
Term of variable rate			3 months
Margin on variable rate	5.00%